RULE S-X 3-10 STATEMENT OF OPERATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Management & Incentive fees	$ 19,815,000	$ 21,614,000
Interest income from investments	933,000	2,607,000
Total net revenues	39,738,000	26,977,000
Employee compensation and benefits	9,514,000	8,564,000
Share-based compensation	2,381,000	1,680,000
Professional Fees	2,072,000	1,926,000
General and administrative expenses	2,517,000	2,297,000
Depreciation and amortization	1,296,000	2,409,000
Impairment of intangible assets	531,000	281,000	$ 1,800,000
Interest expense	1,957,000	494,000
Operating Expenses	29,076,000	19,663,000
Net gain (loss) on investments	271,000	1,193,000
Net gain (loss) on liabilities	(364,000)	(713,000)
Net gain (loss) on investments in subsidiaries	0	0	0	$ 0
Other Nonoperating Income (Expense)	(4,877,000)	1,455,000
Income (loss) before income taxes	5,785,000	8,769,000
Income Tax Expense (Benefit)	(1,278,000)	(3,087,000)	$ 25,239,000	22,158,000
Net income (loss)	4,507,000	5,682,000
Net Income (Loss) Attributable to Parent	4,505,000	5,428,000
Consolidated Entities
Interest income	18,990,000	2,756,000
Interest expense	8,420,000	744,000
Operating Expenses	388,000	1,268,000
Net gain (loss) on investments	2,600,000	2,797,000
Net gain (loss) on liabilities	(7,384,000)	(2,260,000)
Net Gain (Loss) on other investments and derivatives	0	438,000
Net gain (loss) on investments in subsidiaries	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	(2,000)	(254,000)
Parent Company [Member]
Management & Incentive fees	0	0	$ 0	0
Interest income from investments	0	0	0	0
Interest income		0	0	0
Total net revenues	0	0	0	0
Employee compensation and benefits	0	0	0	0
Share-based compensation	130,000	0	0	0
Professional Fees	308,000	0	50,000	0
General and administrative expenses	132,000	0	0	0
Depreciation and amortization	0	0	0	0
Impairment of intangible assets	0	0	0
Interest expense	0	0	0	0
Operating Expenses	570,000	0	50,000	0
Net gain (loss) on investments	0	0	0	0
Net gain (loss) on liabilities	0	0	0	0
Net gain (loss) on investments in subsidiaries	(5,075,000)	0	0	0
Other Nonoperating Income (Expense)	5,075,000	0	0	0
Income (loss) before income taxes	4,505,000	0	(50,000)	0
Income Tax Expense (Benefit)	0	0	0	0
Net income (loss)	4,505,000	0	(50,000)	0
Net Income (Loss) Attributable to Parent	4,505,000	0	(50,000)	0
Parent Company [Member] | Consolidated Entities
Interest income	0
Interest expense	0	0	0	0
Operating Expenses	0	0	0	0
Net gain (loss) on investments	0	0	0	0
Net gain (loss) on liabilities	0	0	0	0
Net Gain (Loss) on other investments and derivatives		0	0	0
Net gain (loss) on investments in subsidiaries	5,075,000	0	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0
Subsidiary Issuer [Member]
Management & Incentive fees	0	0	0	0
Interest income from investments	744,000	0	0	1,000
Interest income		0	0	0
Total net revenues	744,000	0	0	1,000
Employee compensation and benefits	0	0	0	0
Share-based compensation	130,000	142,000	299,000	274,000
Professional Fees	885,000	1,078,000	6,411,000	3,964,000
General and administrative expenses	644,000	958,000	3,392,000	3,523,000
Depreciation and amortization	839,000	1,821,000	5,543,000	8,512,000
Impairment of intangible assets	0	281,000	1,501,000
Interest expense	1,957,000	494,000	3,808,000	3,915,000
Operating Expenses	4,455,000	4,774,000	20,954,000	20,188,000
Net gain (loss) on investments	0	0	0	0
Net gain (loss) on liabilities	0	0	0	0
Net gain (loss) on investments in subsidiaries	(5,859,000)	(13,289,000)	(46,577,000)	(50,726,000)
Other Nonoperating Income (Expense)	5,859,000	13,289,000	46,577,000	50,726,000
Income (loss) before income taxes	2,148,000	8,515,000	25,623,000	30,539,000
Income Tax Expense (Benefit)	(1,278,000)	(3,087,000)	25,239,000	22,158,000
Net income (loss)	870,000	5,428,000	384,000	8,381,000
Net Income (Loss) Attributable to Parent	870,000	5,428,000	384,000	8,381,000
Subsidiary Issuer [Member] | Consolidated Entities
Interest income	0
Interest expense	0	0	0	0
Operating Expenses	0	0	0	0
Net gain (loss) on investments	0	0	0	0
Net gain (loss) on liabilities	0	0	0	0
Net Gain (Loss) on other investments and derivatives		0	0	0
Net gain (loss) on investments in subsidiaries	5,859,000	13,289,000	46,577,000	50,726,000
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0
Guarantor Subsidiaries [Member]
Management & Incentive fees	21,521,000	21,833,000	96,765,000	84,201,000
Interest income from investments	3,217,000	2,736,000	6,564,000	10,341,000
Total net revenues	24,738,000	25,392,000	104,152,000	96,929,000
Employee compensation and benefits	9,514,000	8,564,000	32,027,000	28,805,000
Share-based compensation	2,121,000	1,538,000	5,251,000	2,418,000
Professional Fees	879,000	848,000	3,474,000	3,295,000
General and administrative expenses	1,741,000	1,339,000	6,530,000	7,163,000
Depreciation and amortization	457,000	588,000	2,234,000	2,909,000
Impairment of intangible assets	531,000	0	327,000
Interest expense	744,000	0	0	321,000
Operating Expenses	15,987,000	13,123,000	50,090,000	46,361,000
Net gain (loss) on investments	1,677,000	939,000	(6,071,000)	3,664,000
Net gain (loss) on liabilities	(364,000)	(713,000)	$ (2,210,000)	(2,932,000)
Net gain (loss) on investments in subsidiaries	(871,000)	0		0
Other Nonoperating Income (Expense)	2,184,000	1,022,000	$ (7,485,000)	158,000
Income (loss) before income taxes	10,935,000	13,291,000	46,577,000	50,726,000
Income Tax Expense (Benefit)	0	0	0	0
Net income (loss)	10,935,000	13,291,000	46,577,000	50,726,000
Net Income (Loss) Attributable to Parent	10,935,000	13,291,000	46,577,000	50,726,000
Guarantor Subsidiaries [Member] | Consolidated Entities
Interest income	0	823,000	823,000	2,387,000
Interest expense	0	231,000	232,000	425,000
Operating Expenses	0	15,000	15,000	1,025,000
Net gain (loss) on investments	0	796,000	796,000	(803,000)
Net gain (loss) on liabilities	0	0	0	0
Net Gain (Loss) on other investments and derivatives		0	0	0
Net gain (loss) on investments in subsidiaries	871,000	0	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Management & Incentive fees	0	0	0	0
Interest income from investments	0	0	0	0
Interest income		1,933,000	24,283,000	514,865,000
Total net revenues	18,990,000	1,933,000	24,283,000	514,865,000
Employee compensation and benefits	0	0	0	0
Share-based compensation	0	0	0	0
Professional Fees	0	0	0	0
General and administrative expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Impairment of intangible assets	0	0	0
Interest expense	0	0	0	0
Operating Expenses	10,689,000	1,985,000	25,287,000	289,896,000
Net gain (loss) on investments	0	0	0	0
Net gain (loss) on liabilities	0	0	0	0
Net gain (loss) on investments in subsidiaries	0	0	0	0
Other Nonoperating Income (Expense)	(7,887,000)	613,000	2,207,000	(244,066,000)
Income (loss) before income taxes	414,000	561,000	1,203,000	(19,097,000)
Income Tax Expense (Benefit)	0	0	0	0
Net income (loss)	414,000	561,000	1,203,000	(19,097,000)
Net Income (Loss) Attributable to Parent	0	0	0	0
Non-Guarantor Subsidiaries [Member] | Consolidated Entities
Interest income	18,990,000
Interest expense	8,595,000	513,000	9,839,000	171,513,000
Operating Expenses	2,094,000	1,472,000	15,448,000	118,383,000
Net gain (loss) on investments	2,600,000	2,001,000	(26,910,000)	(227,974,000)
Net gain (loss) on liabilities	(10,487,000)	(1,826,000)	26,147,000	(18,123,000)
Net Gain (Loss) on other investments and derivatives		438,000	2,970,000	2,031,000
Net gain (loss) on investments in subsidiaries	0	0	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	(414,000)	(561,000)	(1,203,000)	19,097,000
Consolidation, Eliminations [Member]
Management & Incentive fees	(1,706,000)	(219,000)	(4,686,000)	(79,333,000)
Interest income from investments	(3,028,000)	(129,000)	(1,231,000)	(9,552,000)
Total net revenues	(4,734,000)	(348,000)	(5,917,000)	(88,885,000)
Employee compensation and benefits	0	0	0	0
Share-based compensation	0	0	0	0
Professional Fees	0	0	0	0
General and administrative expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Impairment of intangible assets	0	0	0
Interest expense	(744,000)	0	0	0
Operating Expenses	(2,625,000)	(219,000)	(4,856,000)	(79,341,000)
Net gain (loss) on investments	(1,406,000)	254,000	1,890,000	(1,190,000)
Net gain (loss) on liabilities	0	0	0	0
Net gain (loss) on investments in subsidiaries	11,805,000	13,289,000	46,577,000	50,726,000
Other Nonoperating Income (Expense)	(10,108,000)	(13,469,000)	(46,088,000)	(42,789,000)
Income (loss) before income taxes	(12,217,000)	(13,598,000)	(47,149,000)	(52,333,000)
Income Tax Expense (Benefit)	0	0	0	0
Net income (loss)	(12,217,000)	(13,598,000)	(47,149,000)	(52,333,000)
Net Income (Loss) Attributable to Parent	(11,805,000)	(13,291,000)	(46,577,000)	(50,726,000)
Consolidation, Eliminations [Member] | Consolidated Entities
Interest income	0	0	0	0
Interest expense	(175,000)	0	(167,000)	(7,000)
Operating Expenses	(1,706,000)	(219,000)	(4,689,000)	(79,334,000)
Net gain (loss) on investments	0	0	0	0
Net gain (loss) on liabilities	3,103,000	(434,000)	(1,401,000)	9,127,000
Net Gain (Loss) on other investments and derivatives		0	0	0
Net gain (loss) on investments in subsidiaries	(11,805,000)	(13,289,000)	(46,577,000)	(50,726,000)
Net Income (Loss) Attributable to Noncontrolling Interest	$ 412,000	$ 307,000	$ 572,000	$ 1,607,000